SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Prepaid Expenses And Other Current Assets Net
Balance at beginning of the year	$ 190,303	$ 50,568	$ 70,992
Current year addition	188,896	138,491	(19,633)
Foreign exchange difference	(2,628)	1,244	(791)
Balance at end of the year	$ 376,571	$ 190,303	$ 50,568